Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Expenditures, related party transactions	$ 11,600,000	$ 12,900,000
Key management personnel compensation, short-term benefits	7,700,000	7,500,000
Key management personnel compensation	11,300,000	0
Key management personnel compensation, termination benefits	2,800,000	0
Key management personnel compensation, share-based	$ 22,600,000	$ 21,700,000